Interest On Pension And Other Post-Employment Benefit Obligations - Summary of Interest On Pension And Other Post Employment Benefit Obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Interest on pension and other post employment benefit obligations [Abstract]
Interest on defined benefit pension obligation	$ 8.6	$ 7.3
Interest on other post-employment benefit obligation	10.7	9.9
Interest On Pension And Other Post-Employment Benefit Obligations	$ 19.3	$ 17.2